Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Parties and Their Relationships

(a) The table below sets forth the related parties and their relationships with the Group:

No.	Name of Related Parties	Relationship
1	ICONIQ (Tianjin) New Energy Technology Research Institute (“ICONIQ Institute”)	Controlled by the Company’s CEO, Mr. Nan Wu (100%)
2	Magic Minerals Limited (“Magic”)	Shareholder of the Company
3	My Car (Shenzhen) Technology Co., Ltd. (“My Car”)	A company which the Company’s CEO, Mr. Nan Wu holds 25.3% equity interest
4	Shenzhen Yinghehuicheng Investment Center (Limited Partnership) (“Shenzhen Yinghehuicheng”)	A company controlled by a shareholder of the Company, and also a non-controlling shareholder of Tianqi Group
5	Tianjin Tuoda Enterprise Management Service Co., Ltd. (“Tianjin Tuoda”)	A company controlled by a group of shareholders of the Company, and also a non-controlling shareholder of Tianqi Group
6	Mr. Nan Wu	Shareholder and CEO of the Company
7	Vision Path Holdings Limited (“Vision Path”)	Shareholder of the Company
8	Al Ataa	Shareholder of the Company
9	Muse Limited	A company 100% held by by Mr. Nan Wu

Schedule of Significant Related Party Transactions

(b) The Group had the following significant related party transactions for the years ended December 31, 2022, 2021 and 2020:

	For the years ended December 31,
Nature	2022	2021	2020
Expense paid by the related parties on behalf of the Group
– My Car (i)	$(2,450,974)	$(135,248)	$-
– Mr. Nan Wu (ii)	(960,406)	-	-
– ICONIQ Institute	(36,560)	(234,587)	-
– Tianjin Tuoda	-	(123,038)	(122,844)
Expenses paid by the Group on behalf of a related party
– Tianjin Tuoda (iv)	6,082,991	-	-
Loan proceeds from related parties
– Vision Path	(5,045,326)	-	-
– Mr. Nan Wu (ii)	(2,358,579)	-	-
– Magic	-	(6,151,351)	-
Payments to related parties
– Magic (iii)	6,394,219	-	-
– Tianjin Tuoda (iv)	7,238,074	-	-
– My Car (i)	5,758,483	-	-
Magic loan repaid by related parties on behalf of the Group
– Mr. Nan Wu	(3,337,792)	-	-
– My Car	(3,056,427)	-	-
Collection of loan to a related party
– Tianjin Tuoda (iv)	(5,762,653)	-	-
– ICONIQ Institute	(77,973)	-	-
Commission fee to a related party
– Tianjin Tuoda (iv)	(13,000,000)	-	-
Loan to a related party
– My Car (i)	1,489,853	-	-
The claim on My Car transferred to Mr. Nan Wu
– Mr. Nan Wu (i)	(1,489,853)
Interest expenses of loan from a related party
– Magic	(84,218)	(430,778)	-
Accrued financial expenses to PIPE Investor
– Al Ataa (see Note 8 PIPE escrow account for details)	(3,863,014)	-	-
Advance petty cash to a related party
– Tianjin Tuoda (iv)	-	-	131,148
– ICONIQ Institute	-	352,509	-
Share-based compensation
– Muse Limited (see Note 15 share-based compensation for details)	$3,197,050	$-	$-
(i)	In 2022, My Car paid loan and expenses on behalf of the Group totaled $5.5 million, which were interest-free and repayable on demand, and the Group repaid $5.8 million. The Group provided loan to My Car of $1.5 million which was transferred to Mr. Nan Wu from My Car, as a result, the balance of amounts due from My Car as of December 31, 2022 was nil.

(ii)	In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled $4.3 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of $2.4 million to the Group for ordinary operations in 2022, which was repayable on demand.

(iii)	In 2021, Magic provided short-term loans totalled $6.2 million to the Group, at an interest rate of 12% per annum. Half of the principal amount of the loans would mature in March 2022 and the rest in April 2022. In 2022, My Car and Mr. Nan Wu repaid loan and interest on behalf of the Group to Magic in full.

(iv)	In 2018 and 2019, the Group provided several short-term interest-free loans totalled $5.7 million to Tianjin Tuoda to support Tianjin Tuoda’s normal operations, which was repayable on demand. During 2020, the Group provided petty cash of $131,148 to Tianjin Tuoda, offset by expenses paid by Tianjin Tuoda of $122,844 on behalf of the Group. In 2021 and May 2022, Tianjin Tuoda repaid the outstanding loan in full.

In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was $13 million, which was recognized as additional paid-in capital in the consolidated financial statements.

The Group paid $6.1 million of expenses on behalf of Tianjin Tuoda, of which $3,792 remained due to Tianjin Tuoda as of December 31, 2022.

Schedule of Related Party Balances with the Related Parties

(c) The Group had the following related party balances with the related parties mentioned above:

	As of December 31,
	2022	2021
	Restated
Amounts due from related parties:
– Tianjin Tuoda (iv)	$-	$6,084,940
– ICONIQ Institute	-	120,938
Total	$-	$6,205,878
Amounts due to related parties, current:
– Mr. Nan Wu (ii)	$5,114,224	$-
– Al Ataa (see Note 8 PIPE escrow account for details)	3,863,014	-
– Shenzhen Yinghehuicheng	681,436	737,533
– Tianjin Tuoda (iv)	3,792	-
– Magic (iii)	-	6,662,900
– My Car (i)	-	141,477
Amounts due to related parties, non-current:
– Vision Path (v)	4,922,287	-
Total	$14,584,753	$7,541,910

(i)	In 2022, My Car paid loan and expenses on behalf of the Group totaled $5.5 million, which were interest-free and repayable on demand, and the Group repaid $5.8 million. The Group provided loan to My Car of $1.5 million which was transferred to Mr. Nan Wu from My Car, as a result, the balance of amounts due from My Car as of December 31, 2022 was nil.

(ii)	In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled $4.3 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of $2.4 million to the Group for ordinary operations in 2022, which was repayable on demand.

(iii)	In 2021, Magic provided short-term loans totalled $6.2 million to the Group, at an interest rate of 12% per annum. Half of the principal amount of the loans would mature in March 2022 and the rest in April 2022. In 2022, My Car and Mr. Nan Wu repaid loan and interest on behalf of the Group to Magic in full.

(iv)	In 2018 and 2019, the Group provided several short-term interest-free loans totalled $5.7 million to Tianjin Tuoda to support Tianjin Tuoda’s normal operations, which was repayable on demand. During 2020, the Group provided petty cash of $131,148 to Tianjin Tuoda, offset by expenses paid by Tianjin Tuoda of $122,844 on behalf of the Group. In 2021 and May 2022, Tianjin Tuoda repaid the outstanding loan in full.

In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was $13 million, which was recognized as additional paid-in capital in the consolidated financial statements.

The Group paid $6.1 million of expenses on behalf of Tianjin Tuoda, of which $3,792 remained due to Tianjin Tuoda as of December 31, 2022.

(v)	In August 2022, Vision Path, the Group and Hainan Union Management Co., Ltd (“Hainan Union”) entered into a share transfer agreement. Under the agreement, Vision Path would sell its shares of the Group to Hainan Union with an amount of US$5.0 million and provided the amount to the Group as an interest-free loan for two years to support the Group’s normal operations. Among them, US$3.0 million would be due on August 24, 2024 and the rest would be due on September 27, 2024. As of the date the issuance of the consolidated financial statements, the amount is due and the Group does not make any payment to Vision Path. The Group provided a guarantee with joint liability of Vision Path’s contingent repayment, see Note 21 Commitments and contingencies for details.